Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2017
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Detailed Information about Expenses by Nature

The Group presents the statement of comprehensive income by classifying expenses according to their function as part of the “Costs”, “Administrative expenses”, “Selling expenses” and “Exploration expenses” lines. The following additional information is disclosed as required, on the nature of the expenses and their relation to the function within the Group for the fiscal years ended December 31, 2017, 2016 and 2015:

	2017
	Production costs(3)	Administrative expenses		Selling expenses		Exploration expenses	Total
Salaries and social security taxes	12,548	3,537		1,988		330	18,403
Fees and compensation for services	1,159	2,118	(2)	544		18	3,839
Other personnel expenses	3,493	374		194		49	4,110
Taxes, charges and contributions	2,215	255		4,172	(1)	—	6,642
Royalties, easements and canons	17,630	—		31		31	17,692
Insurance	840	49		85		—	974
Rental of real estate and equipment	5,710	15		518		—	6,243
Survey expenses	—	—		—		214	214
Depreciation of property, plant and equipment	51,607	771		1,134		—	53,512
Amortization of intangible assets	688	125		25		—	838
Industrial inputs, consumable materials and supplies	5,813	35		83		25	5,956
Operation services and other service contracts	12,033	268		905		243	13,449
Preservation, repair and maintenance	20,204	382		458		82	21,126
Unproductive exploratory drillings	—	—		—		1,400	1,400
Transportation, products and charges	8,724	17		5,961		—	14,702
Provision for doubtful trade receivables	—	—		28		—	28
Publicity and advertising expenses	—	545		609		—	1,154
Fuel, gas, energy and miscellaneous	4,759	245		1,219		64	6,287

	147,423	8,736		17,954		2,456	176,569

(1)	Includes approximately 1,612 corresponding to export withholdings.
(2)	Includes 48.8 corresponding to fees and remunerations of the Directors and Statutory Auditors of YPF’s Board of Directors. On April 28, 2017, the General and Extraordinary Shareholders’ Meeting of YPF resolved to ratify the fees corresponding to fiscal year 2016 of 127 and to approve as fees on account of such fees and remunerations for the fiscal year 2017, the approximate sum of 48.3.
(3)	The expense recognized in the consolidated statement of comprehensive income corresponding to research and development activities amounted to 449.

	2016
	Production costs(3)	Administrative expenses		Selling expenses		Exploration expenses	Total
Salaries and social security taxes	10,228	2,642		1,615		288	14,773
Fees and compensation for services	1,037	1,686	(2)	436		53	3,212
Other personnel expenses	2,773	347		140		39	3,299
Taxes, charges and contributions	1,861	382		3,399	(1)	—	5,642
Royalties, easements and canons	17,114	—		25		39	17,178
Insurance	1,037	41		89		—	1,167
Rental of real estate and equipment	5,097	32		505		2	5,636
Survey expenses	—	—		—		501	501
Depreciation of property, plant and equipment	43,077	714		961		—	44,752
Amortization of intangible assets	499	186		32		—	717
Industrial inputs, consumable materials and supplies	5,732	33		76		18	5,859
Operation services and other service contracts	10,494	242		713		125	11,574
Preservation, repair and maintenance	16,710	343		338		32	17,423
Unproductive exploratory drillings	—	—		—		2,050	2,050
Transportation, products and charges	6,952	9		4,964		—	11,925
Provision for doubtful trade receivables	—	—		169		—	169
Publicity and advertising expenses	—	344		855		—	1,199
Fuel, gas, energy and miscellaneous	4,464	125		895		8	5,492

	127,075	7,126		15,212		3,155	152,568

(1)	Includes approximately 1,317 corresponding to export withholdings.
(2)	Includes 126 corresponding to fees and remunerations of the Directors and Statutory Auditors of YPF’s Board of Directors. On April 29, 2016, the General and Extraordinary Shareholders’ Meeting of YPF resolved to ratify the fees corresponding to fiscal year 2015 of 140 and to approve as fees on account of such fees and remunerations for the fiscal year 2016, the approximate sum of 127.
(3)	The expense recognized in the consolidated statement of comprehensive income corresponding to research and development activities amounted to 400.

	2015
	Production costs(3)	Administrative expenses		Selling expenses		Exploration expenses	Total
Salaries and social security taxes	7,566	2,065		1,207		224	11,062
Fees and compensation for services	775	1,378	(2)	280		24	2,457
Other personnel expenses	2,303	277		121		42	2,743
Taxes, charges and contributions	1,144	259		2,885	(1)	—	4,288
Royalties, easements and canons	11,932	—		17		28	11,977
Insurance	831	38		56		—	925
Rental of real estate and equipment	3,360	33		394		2	3,789
Survey expenses	—	—		—		504	504
Depreciation of property, plant and equipment	25,706	382		597		—	26,685
Amortization of intangible assets	185	117		21		—	323
Industrial inputs, consumable materials and supplies	3,801	27		88		5	3,921
Operation services and other service contracts	6,261	237		546		—	7,044
Preservation, repair and maintenance	14,231	248		322		24	14,825
Unproductive exploratory drillings	—	—		—		1,425	1,425
Transportation, products and charges	4,796	25		3,756		—	8,577
Provision for doubtful trade receivables	—	—		(99)		—	(99)
Publicity and advertising expenses	—	395		292		—	687
Fuel, gas, energy and miscellaneous	2,659	105		616		195	3,575

	85,550	5,586		11,099		2,473	104,708

(1)	Includes approximately 1,220 corresponding to export withholdings.
(2)	Includes 140 corresponding to fees and remunerations of the Directors and Statutory Auditors of YPF’s Board of Directors. On April 30, 2015, the General and Extraordinary Shareholders’ Meetings of YPF resolved to ratify the fees corresponding to fiscal year 2014 for 123 and to approve as fees on account of such fees and remunerations for the fiscal year 2015 the approximate sum of 146.
(3)	The expense recognized in the consolidated statement of comprehensive income corresponding to research and development activities amounted to 270.